UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
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Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rx Capial Management LP
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Address:   156 West 56th Street
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           New York, NY  10019
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Form 13F File Number:  028-10650
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Rosmarin
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Title:     Chief Financial Officer
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Phone:     (212) 484-2115
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Signature, Place, and Date of Signing:

  /s/ Craig Rosmarin            New York, New York          08/15/06
------------------------     ----------------------------  ----------
     [Signature]                  [City, State]              [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F INFORMATION TABLE
                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
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Form 13F Information Table Entry Total:                       0
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Form 13F Information Table Value Total:                       0
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                                                 (in thousands)

List of Other Included Managers:

NONE